Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 08, 2012
Registrant Name	dei_EntityRegistrantName	BARRETT OPPORTUNITY FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000277585
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 08, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 08, 2012
Prospectus Date	rr_ProspectusDate	Dec. 31, 2011